Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 162,187,583.04
Previously Paid Amount	0.00
Total Fee Amount	14,110.32
Total Offset Amount	0.00
Net Fee	$ 14,110.32
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A